Intangible Assets, Net - Schedule of Estimated Amortization Expenses (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Estimated Amortization Expenses:
For year ended 3/31/2027	$ 12,020,716
For year ended 3/31/2028	4,005,708
For year ended 3/31/2029	1,273,387
Total	$ 17,299,811	$ 59,749,819